LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
LOSS PER SHARE
12.	LOSS PER SHARE

Basic earnings per ordinary share

Basic earnings per ordinary share for the group is computed by dividing the loss after taxation of US$6,388,000 (2019: loss of $28,914,000) (2018: loss of US$22,090,000) for the financial year by the weighted average number of ‘A’ ordinary shares in issue. Basic earnings per ordinary share for continuing operations is computed by dividing the loss after taxation for continued operations of US$6,013,000 (2019: loss of US$28,991,000) (2018: loss of US$22,658,000) for the financial year by the weighted average number of ‘A’ ordinary shares in issue.

As at December 31, 2020, this amounted to 83,606,810 shares (2019: 83,606,810 shares) (2018: 83,612,908 shares).

	December 31, 2020	December 31, 2019	December 31, 2018
‘A’ ordinary shares	83,606,810	83,606,810	83,612,908

Basic earnings per share denominator	83,606,810	83,606,810	83,612,908

Reconciliation to weighted average earnings per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 21)	96,162,410	96,162,410	96,162,410
Weighted average number of shares issued during the year*	-	-	-
Weighted average number of treasury shares	(12,555,600)	(12,555,600)	(12,549,502)

Basic earnings per share denominator	83,606,810	83,606,810	83,612,908

*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Diluted earnings per ordinary share

Diluted earnings per ordinary share for the group is computed by dividing the adjusted loss after tax of US$533,000 (2019: loss of US$24,512,000) (2018: loss of US$18,437,000) for the financial year by the diluted weighted average number of ordinary shares in issue of 105,024,732 (2019: 101,870,064) (2018: 103,508,820). Diluted earnings per ordinary share for continuing operations is computed by dividing the adjusted loss after tax on continuing operations of US$158,000 (2019: loss of US$24,590,000) (2018: loss of US$19,005,000) for the financial year by the diluted weighted average number of ordinary shares in issue of 105,024,732 (2019: 101,870,064) (2018: 103,508,820). The adjusted loss after tax on continuing operations is computed by adding back the interest expense, accretion interest and movements in the fair value of the derivatives on the exchangeable notes to the loss after taxation for continuing operations.

Under IAS 33 Earnings per Share, diluted earnings per share cannot be anti-dilutive. Therefore, diluted loss per ordinary share in accordance with IFRS would be equal to basic earnings per ordinary share.

The basic weighted average number of ordinary shares for the Group may be reconciled to the number used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Basic earnings per share denominator (see above)	83,606,810	83,606,810	83,612,908
Issuable on exercise of options and warrants	3,154,668	-	22,359
Issuable on conversion of exchangeable notes	18,263,254	18,263,254	19,873,553

Diluted earnings per share denominator	105,024,732	101,870,064	103,508,820

The loss after tax for the year may be reconciled to the amount used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Loss after tax for the year	(6,388)	(28,914)	(22,090)
Non-cash financial expense/(income) (Note 8)	1,216	(233)	(1,388)
Cash interest expense (Note 8)	3,996	3,996	4,352
Non-cash interest on exchangeable notes (Note 8)	643	639	689

Adjusted loss after tax	(533)	(24,512)	(18,437)

Earnings per ADS

In June 2005, Trinity Biotech adjusted its ADS ratio from 1 ADS: 1 ordinary share to 1 ADS: 4 ordinary shares. Earnings per ADS for all periods presented have been restated to reflect this exchange ratio.

Basic earnings per ADS for the Group is computed by dividing the loss after taxation of US$6,388,000 (2019: loss of US$28,914,000) (2018: loss of US$22,090,000) for the financial year by the weighted average number of ADS in issue of 20,901,703 (2019: 20,901,703) (2018: 20,903,227). Basic earnings per ADS for continuing operations is computed by dividing the loss after taxation of US$6,013,000 (2019: loss of US$28,991,000) (2018: loss of US$22,658,000) for the financial year by the weighted average number of ADS in issue of 20,901,703 (2019: 20,901,703) (2018: 20,903,227).

	December 31, 2020	December 31, 2019	December 31, 2018
ADS	20,901,703	20,901,703	20,903,227

Basic earnings per share denominator	20,901,703	20,901,703	20,903,227

Reconciliation to weighted average earnings per share denominator:
Number of ADS at January 1 (Note 21)	24,040,602	24,040,602	24,040,602
Weighted average number of shares issued during the year*	-	-	-
Weighted average number of treasury shares	(3,138,899)	(3,138,899)	(3,137,375)

Basic earnings per share denominator	20,901,703	20,901,703	20,903,227

Diluted earnings per ADS for the Group is computed by dividing the adjusted loss after taxation of US$533,000 (2019: loss of US$24,512,000) (2018: loss of US$18,437,000) for the financial year, by the diluted weighted average number of ADS in issue of 26,256,183 (2019:25,467,516) (2018: 25,877,205).

Under IAS 33 Earnings per Share, diluted earnings per share cannot be anti-dilutive. Therefore, diluted loss per ADS in accordance with IFRS would be equal to basic earnings per ADS.

*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

The basic weighted average number of ADS shares for the Group may be reconciled to the number used in the diluted earnings per ADS share calculation as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Basic earnings per share denominator (see above)	20,901,703	20,901,703	20,903,227
Issuable on exercise of options and warrants	788,666	-	5,590
Issuable on conversion of exchangeable notes	4,565,814	4,565,814	4,968,388

Diluted earnings per share denominator	26,256,183	25,467,517	25,877,205